Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw material	$ 312.2	$ 314.8	$ 287.7
Work in progress	240.6	232.9	225.9
Finished products	206.0	201.9	180.9
Inventories	758.8	749.6	694.5
Inventory reserve at beginning of year	(87.8)	(83.5)	(76.1)
Reversal of reserve	5.1	5.1	5.3
Addition to reserve	(10.9)	(20.8)	(22.9)
Write-off against reserve	4.0	10.5	10.4
Translation difference	6.3	0.9	(0.2)
Inventory reserve at end of year	(83.3)	(87.8)	(83.5)
Total inventories, net of reserve	$ 675.5	$ 661.8	$ 611.0